Restructuring and Impairments - Schedule of Restructuring and Impairment Expenses (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments	$ 10,829	$ 11,508	$ 17,459	$ 246,485
Impairment of Loan Commitment Asset
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			0	105,604
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			2,968	102,261
Write-off of capitalized merger transaction costs
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			0	25,787
Impairments of Right-of-Use Assets
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			2,321	6,493
Real estate restructuring costs
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			5,284	0
Gain on lease settlement
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			(3,891)	0
Impairments of intangible assets
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			2,332	1,965
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			7,934	4,042
Impairment of investments
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			200	0
Other restructuring (gains) losses
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments			$ 311	$ 333